Commitments and Contingencies - Future Minimum Capital Commitments under Non-Cancelable Construction and Investments (Detail) $ in Thousands	May 31, 2024 USD ($)
Capital Lease Obligations [Line Items]
Capital commitment	$ 25,201
Purchase of Property and Equipment [Member]
Capital Lease Obligations [Line Items]
Capital commitment	2,488
Leasehold Improvements [Member]
Capital Lease Obligations [Line Items]
Capital commitment	$ 22,713